PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 15,167	$ 15,566
Hedging transaction assets	121	2,069
Government authorities	3,431	3,365
Deferred contract costs	1,713	801
Other current assets	2,050	424
Prepaid expenses and other current assets	$ 22,482	$ 22,225